Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of compensation of key management personnel

	For the year ended December 31
in 000€	2023	2022	2021
Short-term employee benefits	2,554	2,736	2,832
Post-employment benefits	73	75	93
Total	2,627	2,811	2,925
Warrants granted	350,000	—	—
Warrants outstanding	350,000	—	4,545

Schedule of related parties for the relevant financial year

	Sale of	Purchases		Interest	Right-of-		Lease	Other
in 000€	goods to	from	Depreciation	expense	Use Assets	Receivables	liabilities	liabilities
Non-executive directors of the Group
2023	—	172	—	—	—	—	—	64
2022	—	163	—	—	—	—	—	86
2021	—	122	—	—	—	—	—	58

Shareholders of the Group
2023	—	97	—	3	—	—	—	64
2022	—	104	—	5	—	—	—	96
2021	—	37	—	6	—	77	—	60

Joint ventures
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—

Non-controlling interests
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—